Summary of significant accounting policies - Advertising, Warranties, Income taxes, Segments (Details)	3 Months Ended		12 Months Ended
	Mar. 31, 2023 USD ($)	Mar. 31, 2022 USD ($)	Dec. 31, 2022 USD ($) segment	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Summary of significant accounting policies
Marketing and Advertising Expense	$ 490,980	$ 452,765	$ 2,709,488	$ 1,831,526	$ 1,926,172
Standard Product Warranty Disclosure
Warranty period, original installation of the material and workmanship			1 year
Warranty period, certain systems such as plumbing, electrical and HVAC			2 years
Warranty period, structural integrity of the home			10 years
Costs to homebuyers for repairs under warranty			$ 0
Income Tax Disclosure
Income tax expense	$ (2,021,265)		0	0	0
Income tax liability			0	0	0
Liability for uncertain tax positions			$ 0	$ 0	$ 0
Segment Reporting
Number of reporting segments | segment			1
Number of operating segments | segment			1